Accumulated Other Comprehensive Income, Net of Tax	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income, Net of Tax [Abstract]
Accumulated Other Comprehensive Income, Net of Tax

24.	Accumulated Other Comprehensive Income, Net of Tax

Comprehensive income includes net income plus transactions and other occurrences that are the result of non-owner changes in equity. For the years ended December 31, 2008, 2009 and 2010, the non-owner equity changes were composed of foreign currency translation adjustments and unrealized holding gains and losses on investment securities. Below are the components of accumulated other comprehensive income and the related tax effects allocated to each component for the years ended December 31, 2008, 2009 and 2010.

	Korean Won (in millions)
	Foreign	Net unrealized	Accumulated
	currency	holding gains on	other
	translation	investment	comprehensive
	adjustments	securities	income, net of tax

Balance, January 1, 2008	(28,822)	698,832	670,010

Foreign currency translation adjustments, net of tax of (14,513) million Won	(461)	—	(461)
Net unrealized holding gains arising on investment securities, net of tax of 17,294 million Won	—	(61,317)	(61,317)
Reclassification adjustment for gains included in net income, net of tax of 68,339 million Won	—	(78,882)	(78,882)

Change in 2008	(461)	(140,199)	(140,660)

Balance, December 31, 2008	(29,283)	558,633	529,350

Cumulative adjustment for accounting change	—	(4,972)	(4,972)

Adjusted balance, December 31, 2008	(29,283)	553,661	524,378

Foreign currency translation adjustments, net of tax of 17,517 million Won	(32,588)	—	(32,588)
Net unrealized holding gains arising on investment securities, net of tax of (45,908) million Won	—	188,321	188,321
Reclassification adjustment for gains included in net income, net of tax of 119,116 million Won	—	(314,034)	(314,034)

Change in 2009	(32,588)	(125,713)	(158,301)

Balance, December 31, 2009	(61,871)	427,948	366,077

Foreign currency translation adjustments, net of tax of (3,356) million Won	(5,825)	—	(5,825)
Net unrealized holding gains arising on investment securities, net of tax of (44,987) million Won	—	192,551	192,551
Reclassification adjustment for gains included in net income, net of tax of 60,103 million Won	—	(189,359)	(189,359)

Change in 2010	(5,825)	3,192	(2,633)

Balance, December 31, 2010	(67,696)	431,140	363,444